Average Annual Total Returns - Institutional Class - PIMCO Total Return Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	8.81%	4.91%	4.09%	7.51%	4.44%	3.84%